Annual Report December 31, 2001
--------------------------------------------------------------------------------

Oppenheimer

Main Street(R) Growth &
Income Fund/VA

A Series of Oppenheimer Variable Account Funds

                                                 [logo]OppenheimerFunds(R)
                                                       The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA

================================================================================
Objective

Oppenheimer Main Street Growth & Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks high total returns, which include growth in the value of shares as well as current income from equity and debt securities.

================================================================================
Narrative by Charles Albers and Nikolaos Monoyios, Co-portfolio Managers

For the 12-month period ended December 31, 2001, Oppenheimer Main Street Growth(R) & Income Fund/VA's Non-Service shares provided a total return of -10.16%. This return includes changes in net asset value per share, but does not reflect any charges imposed by the separate accounts that offer the Fund. The Fund's return would have been lower if such charges were taken into account. In comparison, the Fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), provided a -12.0% total return over the same period.
       While we are never satisfied with negative returns, we are nonetheless pleased that the Fund produced better performance over the past year than its benchmark, the S&P 500 Index, and its peer group, the Lipper Large-Cap Core Funds category average. The stock market's generally poor performance during 2001 was primarily the result of a weakening economy and negative investor sentiment, which adversely affected corporate earnings and stock prices. We attribute the Fund's strong relative performance to our highly disciplined investment approach, which enabled us to disregard emotion and market "noise" in favor of objective investment criteria.
       In early 2001, the U.S. economy had started to slow, and large-cap stock prices had already fallen substantially. In that environment, our models suggested a number of technology and telecommunications stocks that had reached relatively depressed price levels compared to their earnings. We received good performance from these stocks when they rebounded in January and early February. We trimmed or sold many of those growth-oriented holdings in mid-February, a move that proved fortuitous when technology and telecommunications stocks resumed their sharp descent.
       As the economy continued to weaken throughout 2001, our stock selection model tended to award higher scores to smaller companies within the large-cap range. This tilt proved especially beneficial during the middle of 2001, when smaller stocks outperformed larger ones by a substantial margin.
       In addition, the average stock in the Fund was generally more value-oriented than the average stock in the S&P 500 Index. At the same time, the Fund and Index were roughly equal in terms of growth characteristics such as historical and expected earnings growth rates. This modest bias toward value benefited the Fund's overall performance as value stocks provided better overall returns than growth stocks during 2001.
       Finally, our models recommended a relatively large number of companies in traditionally defensive industry groups such as healthcare and consumer staples. These types of companies tend to hold up better than others during market downturns because consumers need their products and services regardless of the state of the economy. The Fund also received good performance from its energy holdings, especially from smaller exploration and production companies that were acquired at attractive prices by large, integrated oil companies. Fortunately, we trimmed the Fund's energy exposure when oil prices began to deteriorate in mid year, and we avoided the price declines that later roiled the energy group.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2              Oppenheimer Main Street Growth & Income Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA

===============================================================================
The Fund benefited from above-average exposure to defensive groups and from below-average exposure to aggressive ones. By reducing the Fund's technology holdings to a lower percentage of total assets than their representation in the S&P 500 Index, we helped the Fund avoid much of the weakness in the technology group overall. And by focusing our reductions on hardware manufacturers, we managed to avoid the full brunt of the declines that plagued such companies throughout the year.
      As of the end of December 2001, our models have continued to assign high rankings to smaller companies in relatively defensive industry groups, including the healthcare, financials, utilities and consumer staples areas. The technology and telecommunications sectors have generally continued to receive low scores.
      Looking forward, we have no way to predict where the economy or stock market will be in six months, nor do we attempt to try. Instead, we rely on the statistical models that we have used and fine-tuned over nearly 30 years of investment management experience. During that time, our models have helped us objectively identify the most attractive stocks in the large-cap stock market, regardless of the prevailing environment, and that remains central to what makes Oppenheimer Main Street Growth & Income Fund/VA an important part of The Right Way to Invest.
-------------------------------------------------------------------------------
Management discussion of performance. During the fiscal year that ended December 31, 2001, Oppenheimer Main Street Growth & Income Fund/VA's performance was strongly influenced by a weakening economy and negative investor sentiment, which adversely affected corporate earnings and stock prices. However, the Fund's returns were higher than those of its benchmark, the S & P 500 Index, which can be attributed to the portfolio managers' highly disciplined investment approach, which enabled them to disregard emotion and market "noise" in favor of objective investment criteria. Based on bottom-up evaluations performed by the Fund's statistical models, the Fund generally favored traditionally defensive areas, such as the consumer staples, healthcare and financial sectors, while underweighting more aggressive areas, such as technology and telecommunications services. The Fund also benefited from its focus on smaller companies within the large-capitalization range.
-------------------------------------------------------------------------------
      Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2001. In the case of Non-Service shares, performance is measured since inception of the class on July 5, 1995. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
      The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

               Oppenheimer Main Street Growth & Income Fund/VA                3

Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[Line Chart]

                OVAF/Oppenheimer Main Street
                Growth & Income Fund/
                VA Non-Service shares                   S&P 500 Index
7/05/95         10000                                   10000
9/30/95         10850                                   10794
2/31/95         12525                                   11443
3/31/96         13383                                   12058
6/30/96         14881                                   12598
9/30/96         15506                                   12988
2/31/96         16598                                   14069
3/31/97         16756                                   14447
6/30/97         18900                                   16967
9/30/97         21410                                   18238
2/31/97         21988                                   18761
3/31/98         24742                                   21376
6/30/98         24865                                   22086
9/30/98         19301                                   19894
2/31/98         23022                                   24127
3/31/99         23913                                   25328
6/30/99         26393                                   27110
9/30/99         25073                                   25422
2/31/99         28020                                   29202
3/31/00         28879                                   29870
6/30/00         28073                                   29077
9/30/00         28362                                   28795
2/31/00         25561                                   26544
3/31/01         23012                                   23399
6/30/01         24040                                   24767
9/30/01         21295                                   21133
2/31/01         22964                                   23391

Average Annual Total Returns of Non-Service shares of the Fund at 12/31/01
1-Year  -10.16%   5-Year  6.71%   Since Inception  13.67%

[End Line Chart]

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[Line Chart]

                OVAF/Oppenheimer Main Street
                Growth & Income Fund/
                VA Service shares                        S&P 500 Index
07/13/00        10000                                    10000
09/30/00         9813                                     9903
12/31/00         8839                                     9129
03/31/01         7952                                     8047
06/30/01         8308                                     8518
09/30/01         7353                                     7268
12/31/01         7931                                     8045

Average Annual Total Returns of Service shares of the Fund at 12/31/01
1-Year  -10.27%   Since Inception  -14.62%

[End Line Chart]

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance. The inception dates of the Fund were 7/5/95 for the Non-Service shares and 7/13/00 for its Service class. The performance information in the graphs for the S&P 500 Index begins on 6/30/95 in the first graph and on 6/30/00 for the second graph.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.

4              Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  December 31, 2001

                                                                                                    Market Value
                                                                                    Shares          See Note 1
================================================================================================================
Common Stocks--96.6%
----------------------------------------------------------------------------------------------------------------
Basic Materials--1.2%
----------------------------------------------------------------------------------------------------------------
Chemicals--0.7%
Air Products & Chemicals, Inc.                                                       28,800          $ 1,351,008
----------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                           5,100              182,070
----------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                                                      22,200            1,759,350
----------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                      55,400            2,355,054
----------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                       23,800              633,556
----------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                             10,900              323,839
----------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                         5,300              292,825
----------------------------------------------------------------------------------------------------------------
Universal Corp.                                                                       5,500              200,255
                                                                                                     -----------
                                                                                                       7,097,957
----------------------------------------------------------------------------------------------------------------
Gold & Precious Minerals--0.0%
Barrick Gold Corp.                                                                   11,700              186,615
----------------------------------------------------------------------------------------------------------------
Metals--0.3%
Alcan, Inc.                                                                          83,900            3,014,527
----------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)                                        2,000               25,800
----------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)                                       21,800              291,902
----------------------------------------------------------------------------------------------------------------
Inco Ltd.(1)                                                                          8,400              142,296
                                                                                                     -----------
                                                                                                       3,474,525
----------------------------------------------------------------------------------------------------------------
Paper--0.2%
Georgia-Pacific Corp.                                                                 7,500              207,075
----------------------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                                        6,800              343,196
----------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                                      7,100              113,387
----------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                     28,400            1,535,872
                                                                                                     -----------
                                                                                                       2,199,530
----------------------------------------------------------------------------------------------------------------
Capital Goods--5.8%
----------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
DRS Technologies, Inc.(1)                                                             6,000              213,900
----------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                               11,700              931,788
----------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                60,000            2,800,200
----------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                             5,300              149,725
----------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                         19,800              642,906
----------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                               45,500              887,250
                                                                                                     -----------
                                                                                                       5,625,769
----------------------------------------------------------------------------------------------------------------
Electrical Equipment--2.9%
AVX Corp.                                                                            20,600              485,954
----------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                                                  4,300              195,220
----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                748,000           29,979,840
----------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                14,100              374,919
----------------------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                                        6,800              120,700
----------------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                                   20,750              561,287
----------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                         20,600              367,916
                                                                                                     -----------
                                                                                                      32,085,836

               Oppenheimer Main Street Growth & Income Fund/VA                5

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Industrial Services--0.5%
Administaff, Inc.(1)                                                                  2,600          $    71,266
----------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)                                                     19,100              268,546
----------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                  11,400              283,176
----------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                        5,000              168,550
----------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                 6,000              141,960
----------------------------------------------------------------------------------------------------------------
NDCHealth Corp.                                                                       1,400               48,370
----------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                                 10,500              295,995
----------------------------------------------------------------------------------------------------------------
Right Management Consultants, Inc.(1)                                                 1,650               28,545
----------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.(1)                                                    3,300               88,110
----------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                                 6,600              230,010
----------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                            3,900               92,352
----------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                              124,500            3,972,795
                                                                                                     -----------
                                                                                                       5,689,675
----------------------------------------------------------------------------------------------------------------
Manufacturing--1.9%
Avery-Dennison Corp.                                                                 12,300              695,319
----------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                            3,900              275,730
----------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                    33,400            1,745,150
----------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                              23,400              817,128
----------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                           5,500              203,885
----------------------------------------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                                                          2,000              110,540
----------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                                                 2,300              119,255
----------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                 25,700            3,037,997
----------------------------------------------------------------------------------------------------------------
Oakley, Inc.(1)                                                                       3,000               48,780
----------------------------------------------------------------------------------------------------------------
Packaging Corp. of America(1)                                                         1,800               32,670
----------------------------------------------------------------------------------------------------------------
Pactiv Corp.(1)                                                                      33,100              587,525
----------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                   1,300               28,795
----------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.(1)                                                                 27,200              541,280
----------------------------------------------------------------------------------------------------------------
Tektronix, Inc.(1)                                                                    4,900              126,322
----------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                        10,600              439,476
----------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                             200,466           11,807,447
                                                                                                     -----------
                                                                                                      20,617,299
----------------------------------------------------------------------------------------------------------------
Communication Services--4.0%
----------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.4%
ALLTEL Corp.                                                                         17,800            1,098,794
----------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                          501,300            9,093,582
----------------------------------------------------------------------------------------------------------------
Corvis Corp.(1)                                                                      15,800               51,034
----------------------------------------------------------------------------------------------------------------
Sprint Corp.(Fon Group)                                                             183,100            3,676,648
----------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                        256,356           12,166,656
                                                                                                     -----------
                                                                                                      26,086,714
----------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.1%
BellSouth Corp.                                                                     133,900            5,108,285
----------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                            171,800            6,729,406
                                                                                                     -----------
                                                                                                      11,837,691

6              Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.5%
Amdocs Ltd.(1)                                                                       52,300          $ 1,776,631
----------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                                                      77,794            1,117,900
----------------------------------------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                                                 12,100              366,025
----------------------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)(1)                                                          90,600            2,211,546
----------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                                               80,400              188,940
                                                                                                     -----------
                                                                                                       5,661,042
----------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--11.3%
----------------------------------------------------------------------------------------------------------------
Autos & Housing--2.1%
Beazer Homes USA, Inc.(1)                                                             1,200               87,804
----------------------------------------------------------------------------------------------------------------
Centex Construction Products, Inc.                                                    1,000               32,050
----------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                         24,800            1,415,832
----------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                                                      18,900              258,174
----------------------------------------------------------------------------------------------------------------
Direct Focus, Inc.(1)                                                                 3,800              118,560
----------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                      295,915            4,651,784
----------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                 13,700              542,383
----------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                 90,000            4,374,000
----------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.(1)                                                           1,100               31,361
----------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                 1,500               67,650
----------------------------------------------------------------------------------------------------------------
KB Home                                                                              32,100            1,287,210
----------------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                                      1,000               40,270
----------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                           2,800              105,196
----------------------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                                        14,100              537,774
----------------------------------------------------------------------------------------------------------------
Lennar Corp.                                                                          6,800              318,376
----------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                          56,700            1,389,150
----------------------------------------------------------------------------------------------------------------
NVR, Inc.(1)                                                                          9,100            1,856,400
----------------------------------------------------------------------------------------------------------------
Pep Boys--Manny, Moe & Jack                                                           3,200               54,880
----------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                              1,400               80,850
----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                     4,644              207,447
----------------------------------------------------------------------------------------------------------------
Ryland Group, Inc.(The)                                                              17,500            1,281,000
----------------------------------------------------------------------------------------------------------------
St. Joe Co.(The)                                                                     13,700              380,175
----------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                                               33,500            1,470,650
----------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                                         4,500               67,680
----------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                      26,200            1,921,246
----------------------------------------------------------------------------------------------------------------
York International Corp.                                                              5,000              190,650
                                                                                                     -----------
                                                                                                      22,768,552
----------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
Boron, LePore & Associates, Inc.(1)                                                   2,200               30,338
----------------------------------------------------------------------------------------------------------------
Cendant Corp.(1)                                                                    162,200            3,180,742
----------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                      54,800            2,449,560
----------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                    115,600            2,255,356
----------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                   7,300              652,255
----------------------------------------------------------------------------------------------------------------
Travelocity.com, Inc.(1)                                                              3,400               97,614
                                                                                                     -----------
                                                                                                       8,665,865

               Oppenheimer Main Street Growth & Income Fund/VA                7

                                                                                                    Market Value
                                                                                     Shares         See Note 1
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.8%
Action Performance Cos., Inc.(1)                                                      1,700          $    52,037
----------------------------------------------------------------------------------------------------------------
Activision, Inc.(1)                                                                  35,700              928,557
----------------------------------------------------------------------------------------------------------------
Argosy Gaming Co.(1)                                                                  1,200               39,024
----------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                      14,600              317,696
----------------------------------------------------------------------------------------------------------------
GTech Holdings Corp.(1)                                                               9,800              443,842
----------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                62,600            3,399,806
----------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                         23,900              387,897
----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                  19,800              216,216
----------------------------------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                                              6,600              141,240
----------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                  49,400            2,008,110
----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                                                   8,000              230,960
----------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                            18,800              561,180
----------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.(1)                                                               7,000              140,000
                                                                                                     -----------
                                                                                                       8,866,565
----------------------------------------------------------------------------------------------------------------
Media--1.0%
AOL Time Warner, Inc.(1)                                                            252,280            8,098,188
----------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                          4,500              187,110
----------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                10,000              221,000
----------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                     8,500              239,445
----------------------------------------------------------------------------------------------------------------
Havas Advertising SA, ADR                                                             5,055               36,649
----------------------------------------------------------------------------------------------------------------
Imagistics International, Inc.                                                        1,160               14,326
----------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.(The)                                                           4,300              262,214
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                                              13,500              392,175
----------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc.(The), Cl. A                                               18,600              429,288
----------------------------------------------------------------------------------------------------------------
USA Networks, Inc.(1)                                                                20,200              551,662
                                                                                                     -----------
                                                                                                      10,432,057
----------------------------------------------------------------------------------------------------------------
Retail: General--3.2%
Costco Wholesale Corp.(1)                                                            50,700            2,250,066
----------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                8,200              131,200
----------------------------------------------------------------------------------------------------------------
Dollar General Corp.                                                                  5,200               77,480
----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                 31,200            1,276,080
----------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.(1)                                                                 39,900              624,435
----------------------------------------------------------------------------------------------------------------
Kohl's Corp.(1)                                                                      33,700            2,373,828
----------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                            70,500            2,607,090
----------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                 101,500            4,835,460
----------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                               366,600           21,097,830
                                                                                                     -----------
                                                                                                      35,273,469

8              Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Retail: Specialty--3.0%
American Eagle Outfitters, Inc.(1)                                                   22,500          $   588,825
----------------------------------------------------------------------------------------------------------------
AutoNation, Inc.(1)                                                                  15,700              193,581
----------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.(1)                                                           40,100            1,359,390
----------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                         25,000            1,102,500
----------------------------------------------------------------------------------------------------------------
Borders Group, Inc.(1)                                                                3,500               69,440
----------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.(1)                                                                 17,800              706,660
----------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group(1)                                             2,700               61,398
----------------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp.(1)                                                8,800              351,472
----------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                           223,000            3,108,620
----------------------------------------------------------------------------------------------------------------
Genesco, Inc.(1)                                                                      2,000               41,520
----------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                    214,500           10,941,645
----------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                                                   20,400              640,356
----------------------------------------------------------------------------------------------------------------
Lands' End, Inc.(1)                                                                   1,300               65,208
----------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                                                              5,200              171,340
----------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                    48,700            2,738,888
----------------------------------------------------------------------------------------------------------------
Office Depot, Inc.(1)                                                                53,200              986,328
----------------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                                  2,018               34,992
----------------------------------------------------------------------------------------------------------------
Reebok International Ltd.(1)                                                          5,000              132,500
----------------------------------------------------------------------------------------------------------------
Rite Aid Corp.(1)                                                                    26,800              135,608
----------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                    50,100            1,607,208
----------------------------------------------------------------------------------------------------------------
Talbots, Inc.(The)                                                                   33,100            1,199,875
----------------------------------------------------------------------------------------------------------------
Target Corp.                                                                         58,900            2,417,845
----------------------------------------------------------------------------------------------------------------
Tech Data Corp.(1)                                                                    9,200              398,176
----------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.(The)                                                                 101,500            4,045,790
                                                                                                     -----------
                                                                                                      33,099,165
----------------------------------------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings--0.4%
Abercrombie & Fitch Co., Cl. A(1)                                                    35,300              936,509
----------------------------------------------------------------------------------------------------------------
bebe stores, inc.(1)                                                                  1,600               29,856
----------------------------------------------------------------------------------------------------------------
Coach, Inc.(1)                                                                       28,924            1,127,458
----------------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                         700               16,975
----------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                                                         11,000              364,870
----------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                  25,000            1,243,750
----------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                                            7,500              411,600
----------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                                               6,500               89,375
----------------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                         13,657              375,567
                                                                                                     -----------
                                                                                                       4,595,960
----------------------------------------------------------------------------------------------------------------
Consumer Staples--9.5%
----------------------------------------------------------------------------------------------------------------
Beverages-1.6%
Adolph Coors Co., Cl. B                                                               3,400              181,560
----------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                           110,300            4,986,663
----------------------------------------------------------------------------------------------------------------
Coca-Cola Co.(The)                                                                  194,400            9,165,960
----------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                        68,450            3,332,830
                                                                                                     -----------
                                                                                                      17,667,013

               Oppenheimer Main Street Growth & Income Fund/VA                9

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Broadcasting--0.3%
Comcast Corp., Cl. A Special                                                         36,600          $ 1,317,600
----------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1)                                               4,400              120,868
----------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)                                            4,200              111,426
----------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.(1)                                              52,700            1,459,790
----------------------------------------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                                                        2,600               66,300
----------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)                                             15,600              631,176
                                                                                                     -----------
                                                                                                       3,707,160
----------------------------------------------------------------------------------------------------------------
Education--0.0%
Corinthian Colleges, Inc.(1)                                                          2,300               94,047
----------------------------------------------------------------------------------------------------------------
Education Management Corp.(1)                                                         1,700               61,625
----------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                                                     4,700              173,289
                                                                                                     -----------
                                                                                                         328,961
----------------------------------------------------------------------------------------------------------------
Entertainment--1.7%
Applebee's International, Inc.                                                        7,700              263,340
----------------------------------------------------------------------------------------------------------------
Brinker International, Inc.(1)                                                       65,500            1,949,280
----------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                      2,700               79,488
----------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                                           12,300              533,697
----------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                             59,500            2,106,300
----------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                   125,900            2,608,648
----------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                                            1,500               27,975
----------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A(1)                                                        58,900              824,600
----------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                    118,800            3,144,636
----------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                    7,100              335,830
----------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.(1)                                                    1,200               32,976
----------------------------------------------------------------------------------------------------------------
Pixar, Inc.(1)                                                                          600               21,576
----------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                         10,500              170,100
----------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                   45,200              932,476
----------------------------------------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                                                   8,300              179,695
----------------------------------------------------------------------------------------------------------------
Sonic Corp.(1)                                                                        2,000               72,000
----------------------------------------------------------------------------------------------------------------
THQ, Inc.(1)                                                                         19,200              930,624
----------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(1)                                                    6,900              339,480
----------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                               60,830            2,685,644
----------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                          38,800            1,131,796
                                                                                                     -----------
                                                                                                      18,370,161
----------------------------------------------------------------------------------------------------------------
Food--2.1%
Archer-Daniels-Midland Co.                                                           18,925              271,574
----------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                   106,800            3,190,116
----------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                 109,400            2,600,438
----------------------------------------------------------------------------------------------------------------
Interstate Bakeries Corp.                                                             1,800               43,524
----------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                          15,100              454,510
----------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                            153,000            5,206,590
----------------------------------------------------------------------------------------------------------------
Performance Food Group Co.(1)                                                         3,200              112,544

10             Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Food (continued)
Sara Lee Corp.                                                                      154,138          $ 3,426,488
----------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                          21,400              561,108
----------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                             13,200              152,460
----------------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                               78,100            4,499,341
----------------------------------------------------------------------------------------------------------------
Wrigley William Jr. Co.                                                              55,600            2,856,172
                                                                                                     -----------
                                                                                                      23,374,865
----------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.1%
Albertson's, Inc.                                                                    65,100            2,049,999
----------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                            97,100            2,874,160
----------------------------------------------------------------------------------------------------------------
Duane Reade, Inc.(1)                                                                  2,700               81,945
----------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.                                                                   27,500              508,750
----------------------------------------------------------------------------------------------------------------
Kroger Co.(The)(1)                                                                   71,000            1,481,770
----------------------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                                     69,700            2,909,975
----------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                         70,800            2,383,128
                                                                                                     -----------
                                                                                                      12,289,727
----------------------------------------------------------------------------------------------------------------
Household Goods--1.3%
Avon Products, Inc.                                                                  31,000            1,441,500
----------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                40,600            2,344,650
----------------------------------------------------------------------------------------------------------------
Dial Corp.(The)                                                                       4,700               80,605
----------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                         82,300            2,748,820
----------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                                          41,200            1,168,020
----------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                 86,900            6,876,397
                                                                                                     -----------
                                                                                                      14,659,992
----------------------------------------------------------------------------------------------------------------
Tobacco--1.4%
Philip Morris Cos., Inc.                                                            247,100           11,329,535
----------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                                                 63,700            3,586,310
                                                                                                     -----------
                                                                                                      14,915,845
----------------------------------------------------------------------------------------------------------------
Energy--9.5%
----------------------------------------------------------------------------------------------------------------
Energy Services--0.6%
Baker Hughes, Inc.                                                                   24,900              908,103
----------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                            45,700            1,135,645
----------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                      75,300              986,430
----------------------------------------------------------------------------------------------------------------
Headwaters, Inc.(1)                                                                   2,700               30,942
----------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                               7,600              253,688
----------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                    11,100              230,103
----------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                                           17,900              614,507
----------------------------------------------------------------------------------------------------------------
PanCanadian Energy Corp.                                                              8,100              209,566
----------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                                           4,000              103,280
----------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation(1)                                32,000               13,600
----------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                    20,700            1,137,465
----------------------------------------------------------------------------------------------------------------
Stolt Offshore SA, ADR(1)                                                            48,400              435,600
----------------------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                                         14,200              212,716
                                                                                                     -----------
                                                                                                       6,271,645

               Oppenheimer Main Street Growth & Income Fund/VA               11

                                                                                                    Market Value
                                                                                   Shares           See Note 1
----------------------------------------------------------------------------------------------------------------
Oil: Domestic--6.9%
Amerada Hess Corp.                                                                   32,200          $ 2,012,500
----------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                             44,300            2,518,455
----------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                        13,300              612,864
----------------------------------------------------------------------------------------------------------------
Brown (Tom), Inc.(1)                                                                 97,500            2,633,475
----------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                           22,500              844,650
----------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                         10,900              262,145
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(1)                                                           10,800               71,388
----------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                 144,450           12,944,164
----------------------------------------------------------------------------------------------------------------
Conoco, Inc.                                                                        172,600            4,884,580
----------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                  52,100            2,037,631
----------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                   581,916           22,869,299
----------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                  154,800            2,575,872
----------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                  71,076            2,027,088
----------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                     52,500            4,412,100
----------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                                          10,000              355,100
----------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                          111,800            2,966,054
----------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc.                                                                    5,600              107,520
----------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                               83,080            5,006,401
----------------------------------------------------------------------------------------------------------------
Stone Energy Corp.(1)                                                                15,900              628,050
----------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                         29,700            1,108,998
----------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                                                            20,600              270,066
----------------------------------------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                                                       4,900              242,452
----------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                         52,100            1,879,247
----------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                             83,100            2,493,000
                                                                                                     -----------
                                                                                                      75,763,099
----------------------------------------------------------------------------------------------------------------
Oil: International--2.0%
Baytex Energy Ltd.(1)                                                               107,400              294,016
----------------------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                                                         580,000              654,012
----------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                     136,884            3,285,113
----------------------------------------------------------------------------------------------------------------
Compton Petroleum Corp.(1)                                                          240,000              631,460
----------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                                                         147,700            1,304,623
----------------------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                                         63,150              739,776
----------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                219,000           10,735,380
----------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                               102,900            3,899,925
                                                                                                     -----------
                                                                                                      21,544,305
----------------------------------------------------------------------------------------------------------------
Financial--25.0%
----------------------------------------------------------------------------------------------------------------
Banks--5.4%
American Home Mortgage Holdings, Inc.                                                 1,200               14,520
----------------------------------------------------------------------------------------------------------------
AmSouth Bancorp                                                                       3,300               62,370
----------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                              29,800              788,508
----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                               203,300           12,797,735
----------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.(The)                                                      61,500            2,509,200
----------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                      124,400            4,857,820

12             Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                   Shares           See Note 1
----------------------------------------------------------------------------------------------------------------
Banks (continued)
Banknorth Group, Inc.                                                                4,700           $   105,844
----------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                          60,100             2,170,211
----------------------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                                         41,070             1,115,050
----------------------------------------------------------------------------------------------------------------
City National Corp.                                                                  1,700                79,645
----------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                      40,600             2,326,380
----------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                               5,400               212,436
----------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                             1,800                50,940
----------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                             700                21,616
----------------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                               1,500                61,875
----------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                         12,000               438,000
----------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                8,900               158,331
----------------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                                    8,000               182,080
----------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                            213,100             7,746,185
----------------------------------------------------------------------------------------------------------------
KeyCorp                                                                             65,000             1,582,100
----------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.(1)                                                       12,800               141,056
----------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                              3,800               240,464
----------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                              75,100             2,825,262
----------------------------------------------------------------------------------------------------------------
National City Corp.                                                                125,300             3,663,772
----------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                     5,500               125,785
----------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                10,700               644,354
----------------------------------------------------------------------------------------------------------------
Pacific Century Financial Corp.                                                      6,500               168,285
----------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                        58,900             3,310,180
----------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                         67,500             1,821,825
----------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                              1,800                53,892
----------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                64,000             4,012,800
----------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                        30,070               629,365
----------------------------------------------------------------------------------------------------------------
Union Planters Corp.                                                                 6,100               275,293
----------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                    9,000               342,000
----------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                      44,800             1,404,928
----------------------------------------------------------------------------------------------------------------
Wachovia Corp.(1)                                                                    6,000                    --
----------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                     55,900             2,428,855
                                                                                                     -----------
                                                                                                      59,368,962
----------------------------------------------------------------------------------------------------------------
Diversified Financial--13.0%
Affiliated Managers Group, Inc.(1)                                                  10,700               754,136
----------------------------------------------------------------------------------------------------------------
American Express Co.                                                               136,700             4,878,823
----------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.(1)                                                                25,600               807,680
----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.(The)                                                        45,200             2,650,528
----------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                         72,300             3,900,585
----------------------------------------------------------------------------------------------------------------
Certegy, Inc.(1)                                                                     1,750                59,885
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                    354,066            17,873,252
----------------------------------------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                                                10,000               327,800
----------------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                                 56,500             2,314,805
----------------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                                1,000                31,210
----------------------------------------------------------------------------------------------------------------
eFunds Corp.(1)                                                                      8,213               112,929

               Oppenheimer Main Street Growth & Income Fund/VA               13

                                                                                                    Market Value
                                                                                 Shares             See Note 1
----------------------------------------------------------------------------------------------------------------
Diversified Financial (continued)
Fannie Mae                                                                       119,500            $  9,500,250
----------------------------------------------------------------------------------------------------------------
First American Corp.(The)                                                          3,400                  63,716
----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                      103,900               6,795,060
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.(The)                                                    68,300               6,334,825
----------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                     91,000               5,272,540
----------------------------------------------------------------------------------------------------------------
Instinet Group, Inc.(1)                                                           11,800                 118,590
----------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                                                  495,000              47,693,250
----------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund                                             26,000               3,328,000
----------------------------------------------------------------------------------------------------------------
iShares S&P SmallCap 600 Index Fund                                               30,000               3,432,000
----------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                                             86,500               3,572,450
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                    70,800               4,729,440
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                         10,600                 552,472
----------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                 19,600                 503,916
----------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                             46,300               2,857,636
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                 100,600               5,627,564
----------------------------------------------------------------------------------------------------------------
PMI Group, Inc.(The)                                                              34,300               2,298,443
----------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                         60,500                 214,775
----------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.(1)                                                     22,400                 743,456
----------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                7,300                 329,303
----------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                        11,300                 331,429
----------------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc.                                                          62,300               1,695,806
----------------------------------------------------------------------------------------------------------------
USA Education, Inc.                                                               37,000               3,108,740
                                                                                                    ------------
                                                                                                     142,815,294
----------------------------------------------------------------------------------------------------------------
Insurance--5.2%
AFLAC, Inc.                                                                      139,500               3,426,120
----------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                          2,400                 106,920
----------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                   157,500               5,307,750
----------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                               191,740              15,224,156
----------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                       57,600               5,336,640
----------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                         8,200                 312,830
----------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                 58,380               1,447,824
----------------------------------------------------------------------------------------------------------------
First Health Group Corp.(1)                                                       11,200                 277,088
----------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                                         3,300                 184,965
----------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                             26,450               1,223,842
----------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                            62,200               3,021,054
----------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                       16,900                 935,922
----------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                       18,300               1,966,335
----------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                        38,350               2,056,711
----------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                    193,600               6,133,248
----------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.(1)                                                             2,700                  43,335
----------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                     100                   2,801
----------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc.(The)(1)                                                        24,500                 453,250

14             Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Insurance (continued)
Principal Financial Group, Inc.(The)(1)                                              23,700          $   568,800
----------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                    27,800            4,150,540
----------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                   27,900            1,198,305
----------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                  53,950            2,372,182
----------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                  16,700              442,717
----------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                               14,500            1,324,720
                                                                                                     -----------
                                                                                                      57,518,055
----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Equity Office Properties Trust                                                       59,700            1,795,776
----------------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust                                                   3,700              106,227
----------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.(1)                                                   11,500              268,870
                                                                                                     -----------
                                                                                                       2,170,873
----------------------------------------------------------------------------------------------------------------
Savings & Loans--1.2%
Dime Bancorp, Inc.                                                                   37,000            1,334,960
----------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.                                                           92,600            2,421,490
----------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                          55,400            3,260,290
----------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                                           34,200            1,222,650
----------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                             143,750            4,700,625
----------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                               1,100               34,683
                                                                                                     -----------
                                                                                                      12,974,698
----------------------------------------------------------------------------------------------------------------
Healthcare--11.8%
----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--9.0%
Abbott Laboratories                                                                  54,700            3,049,525
----------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                         43,400            2,663,024
----------------------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                                       87,600            4,944,144
----------------------------------------------------------------------------------------------------------------
Barr Laboratories, Inc.(1)                                                            4,700              372,992
----------------------------------------------------------------------------------------------------------------
Biogen, Inc.(1)                                                                      14,200              814,370
----------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                             94,900            4,839,900
----------------------------------------------------------------------------------------------------------------
Chiron Corp.(1)                                                                      52,100            2,284,064
----------------------------------------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                                                    5,300              191,595
----------------------------------------------------------------------------------------------------------------
COR Therapeutics, Inc.(1)                                                             4,000               95,720
----------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.(1)                                                              6,900              358,938
----------------------------------------------------------------------------------------------------------------
Diagnostic Products Corp.                                                             1,100               48,345
----------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                                                         1,700               46,971
----------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                                         48,000            3,933,600
----------------------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                                   75,400            4,090,450
----------------------------------------------------------------------------------------------------------------
Genta, Inc.(1)                                                                        7,100              101,033
----------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                           121,900            4,698,026
----------------------------------------------------------------------------------------------------------------
Humana, Inc.(1)                                                                       5,400               63,666
----------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)                                                       6,800              132,192
----------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(1)                                                         1,300               28,847
----------------------------------------------------------------------------------------------------------------
IVAX Corp.(1)                                                                        28,250              568,955

               Oppenheimer Main Street Growth & Income Fund/VA               15

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs (continued)
Johnson & Johnson                                                                   219,206          $12,955,075
----------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                                                         11,700              398,268
----------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                   105,800            8,309,532
----------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                   199,900           11,754,120
----------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                                              5,900              310,576
----------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                        482,200           19,215,670
----------------------------------------------------------------------------------------------------------------
Respironics, Inc.(1)                                                                  3,000              103,920
----------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                               124,800            4,469,088
----------------------------------------------------------------------------------------------------------------
Sepracor, Inc.(1)                                                                     9,200              524,952
----------------------------------------------------------------------------------------------------------------
Serologicals Corp.(1)                                                                 3,000               64,500
----------------------------------------------------------------------------------------------------------------
Sicor, Inc.(1)                                                                       15,100              236,768
----------------------------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.(1)                                               23,700              946,815
----------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                             75,100            5,314,827
----------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(1)                                                       4,600              113,114
----------------------------------------------------------------------------------------------------------------
XOMA Ltd.(1)                                                                            300                2,955
----------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(1)                                                             21,010              641,645
                                                                                                     -----------
                                                                                                      98,688,182
----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.8%
Accredo Health, Inc.(1)                                                               2,400               95,280
----------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                       25,900            1,943,795
----------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                                                       7,900              197,421
----------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                           35,700            1,914,591
----------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                              51,600            1,710,540
----------------------------------------------------------------------------------------------------------------
Biosite, Inc.(1)                                                                        400                7,348
----------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                                                109,500            1,785,945
----------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.(The)                                                                2,300              114,954
----------------------------------------------------------------------------------------------------------------
Covance, Inc.(1)                                                                     10,600              240,620
----------------------------------------------------------------------------------------------------------------
DaVita, Inc.(1)                                                                      11,600              283,620
----------------------------------------------------------------------------------------------------------------
Health Net, Inc.(1)                                                                  15,900              346,302
----------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                                                  7,000              103,740
----------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.(1)                                        23,300            1,883,805
----------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                                            22,300              638,895
----------------------------------------------------------------------------------------------------------------
Manor Care, Inc.(1)                                                                  59,100            1,401,261
----------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                      10,900              558,189
----------------------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(1)                                                1,900               43,130
----------------------------------------------------------------------------------------------------------------
Option Care, Inc.(1)                                                                  3,500               68,425
----------------------------------------------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(1)                                               1,500               45,750
----------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                                         82,700            2,492,578
----------------------------------------------------------------------------------------------------------------
Patterson Dental Co.(1)                                                               4,500              184,185
----------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)                                                      5,400              183,168
----------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                                                           12,200              874,862
----------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc.(1)                                                              2,900               85,840

16             Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services (continued)
Schein (Henry), Inc.(1)                                                               9,500          $   351,785
----------------------------------------------------------------------------------------------------------------
Stryker Corp.(1)                                                                     20,100            1,173,237
----------------------------------------------------------------------------------------------------------------
SurModics, Inc.(1)                                                                    1,300               47,398
----------------------------------------------------------------------------------------------------------------
Techne Corp.(1)                                                                       5,500              202,675
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(1)                                                            90,300            5,302,416
----------------------------------------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                                           20,800            1,444,560
----------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)                                            42,600            1,822,428
----------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                                   24,400            2,851,140
                                                                                                     -----------
                                                                                                      30,399,883
----------------------------------------------------------------------------------------------------------------
Technology--12.0%
----------------------------------------------------------------------------------------------------------------
Computer Hardware--3.0%
Adaptec, Inc.(1)                                                                     11,300              163,850
----------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                                                         7,928              226,027
----------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                               403,200            3,935,232
----------------------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                              215,800            5,865,444
----------------------------------------------------------------------------------------------------------------
Handspring, Inc.(1)                                                                  11,500               77,510
----------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                  29,900              614,146
----------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A(1)                                                          3,400               58,888
----------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                               147,400           17,829,504
----------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                                            89,500            1,696,025
----------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A(1)                                                14,500              855,500
----------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                                              3,500               82,495
----------------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                                                     1,600               62,576
----------------------------------------------------------------------------------------------------------------
Microtune, Inc.(1)                                                                    2,700               63,342
----------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                           29,500              645,165
----------------------------------------------------------------------------------------------------------------
Storage Technology Corp.(1)                                                           9,100              188,097
                                                                                                     -----------
                                                                                                      32,363,801
----------------------------------------------------------------------------------------------------------------
Computer Services--0.7%
CACI International, Inc., Cl. A(1)                                                    3,200              126,352
----------------------------------------------------------------------------------------------------------------
Emulex Corp.(1)                                                                      39,300            1,552,743
----------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                     56,900            4,463,805
----------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                                            21,700              176,855
----------------------------------------------------------------------------------------------------------------
Kronos, Inc.(1)                                                                       2,100              101,598
----------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.(1)                                                            26,900              263,351
----------------------------------------------------------------------------------------------------------------
Overture Services, Inc.(1)                                                            8,400              297,612
----------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                        22,350              778,898
----------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                                              18,300               84,546
----------------------------------------------------------------------------------------------------------------
Unisys Corp.(1)                                                                      13,700              171,798
----------------------------------------------------------------------------------------------------------------
Websense, Inc.(1)                                                                     4,800              153,936
                                                                                                     -----------
                                                                                                       8,171,494

               Oppenheimer Main Street Growth & Income Fund/VA               17

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Computer Software--4.5%
Acclaim Entertainment, Inc.(1)                                                       10,600          $    56,180
----------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                  65,000            2,018,250
----------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                                      32,000              701,440
----------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                                              77,500            1,756,150
----------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                                                    4,300              173,935
----------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                                              9,100              545,545
----------------------------------------------------------------------------------------------------------------
Fair, Isaac & Co., Inc.                                                               1,600              100,832
----------------------------------------------------------------------------------------------------------------
Interwoven, Inc.(1)                                                                   7,000               68,180
----------------------------------------------------------------------------------------------------------------
McDATA Corp., Cl. A(1)                                                                4,887              119,732
----------------------------------------------------------------------------------------------------------------
McDATA Corp., Cl. B(1)                                                               11,400              286,254
----------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                         25,200              856,296
----------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                   22,900              343,500
----------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                  451,500           29,911,875
----------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                     583,800            8,062,278
----------------------------------------------------------------------------------------------------------------
Retek, Inc.(1)                                                                        7,700              229,999
----------------------------------------------------------------------------------------------------------------
RSA Security, Inc.(1)                                                                12,100              211,266
----------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                                              11,200              474,320
----------------------------------------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                                             20,600              127,308
----------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(1)                                                                    37,000            1,407,480
----------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                            38,100            1,708,023
                                                                                                     -----------
                                                                                                      49,158,843
----------------------------------------------------------------------------------------------------------------
Communications Equipment--0.6%
Cisco Systems, Inc.(1)                                                              311,700            5,644,887
----------------------------------------------------------------------------------------------------------------
Enterasys Networks, Inc.(1)                                                          14,600              129,210
----------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                             13,700              327,978
----------------------------------------------------------------------------------------------------------------
Tellium, Inc.(1)                                                                     22,000              137,060
                                                                                                     -----------
                                                                                                       6,239,135
----------------------------------------------------------------------------------------------------------------
Electronics--2.9%
Advanced Micro Devices, Inc.(1)                                                      70,700            1,121,302
----------------------------------------------------------------------------------------------------------------
Altera Corp.(1)                                                                      18,700              396,814
----------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                                              88,900            3,946,271
----------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.(1)                                                            4,700              140,530
----------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                      9,000              307,890
----------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A(1)                                10,700              301,740
----------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(1)                                                                 3,200              121,344
----------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                                                       16,700              258,015
----------------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc.(1)                                                           18,800            1,243,056
----------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)                                                  10,000              225,900
----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                         400,100           12,583,145
----------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(1)                                                                  72,800            3,607,968
----------------------------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                                                15,800              366,876

18             Oppenheimer Main Street Growth & Income Fund/VA

                                                                                                    Market Value
                                                                                    Shares          See Note 1
----------------------------------------------------------------------------------------------------------------
Electronics (continued)
Linear Technology Corp.                                                              68,100          $ 2,658,624
----------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                                                   12,300              645,873
----------------------------------------------------------------------------------------------------------------
Rambus, Inc.(1)                                                                      16,000              127,840
----------------------------------------------------------------------------------------------------------------
Semtech Corp.(1)                                                                     10,000              356,900
----------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(1)                                                      24,000              294,240
----------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                      83,500            3,260,675
                                                                                                     -----------
                                                                                                      31,965,003
----------------------------------------------------------------------------------------------------------------
Photography--0.3%
Eastman Kodak Co.                                                                   103,500            3,046,005
----------------------------------------------------------------------------------------------------------------
Transportation--1.5%
----------------------------------------------------------------------------------------------------------------
Air Transportation--0.5%
Continental Airlines, Inc., Cl. B(1)                                                 53,258            1,395,892
----------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                              206,700            3,819,816
----------------------------------------------------------------------------------------------------------------
UAL Corp.                                                                            13,300              179,550
----------------------------------------------------------------------------------------------------------------
US Airways Group, Inc.(1)                                                             8,100               51,354
                                                                                                     -----------
                                                                                                       5,446,612
----------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.5%
Burlington Northern Santa Fe Corp.                                                   84,300            2,405,079
----------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                             1,800               63,090
----------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                  52,300            2,981,100
                                                                                                     -----------
                                                                                                       5,449,269
----------------------------------------------------------------------------------------------------------------
Shipping--0.5%
United Parcel Service, Inc., Cl. B                                                   92,000            5,014,000
----------------------------------------------------------------------------------------------------------------
Utilities--5.0%
----------------------------------------------------------------------------------------------------------------
Electric Utilities--4.4%
ALLETE, Inc.                                                                          5,900              148,680
----------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                   104,500            4,548,885
----------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                         8,500              284,155
----------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                      5,900              141,777
----------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                       11,900              291,431
----------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                                            29,000            1,170,440
----------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                             77,000            4,627,700
----------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                             4,000               96,320
----------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                       57,900            2,428,326
----------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                   127,496            5,005,493
----------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                        59,600            2,330,956
----------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                         99,324            4,755,633
----------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                   120,300            4,208,094
----------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                      42,300            2,385,720
----------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                           100                3,465
----------------------------------------------------------------------------------------------------------------
Mirant Corp.(1)                                                                     116,155            1,860,803
----------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                           6,300              263,655

               Oppenheimer Main Street Growth & Income Fund/VA               19

                                                                                                  Market Value
                                                                                Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Electric Utilities (continued)
PPL Corp.                                                                            56,000       $    1,951,600
----------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                64,700            2,729,693
----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                  3,100               82,212
----------------------------------------------------------------------------------------------------------------
Southern Co.                                                                        137,800            3,493,230
----------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                     3,000               78,720
----------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                            94,900            4,474,535
----------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                    46,800            1,298,232
                                                                                                  --------------
                                                                                                      48,659,755
----------------------------------------------------------------------------------------------------------------
Gas Utilities--0.6%
Dynegy, Inc.                                                                          8,000              204,000
----------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                        35,151            1,568,086
----------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                          74,500               44,700
----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                  46,300            2,578,447
----------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                           5,900              245,676
----------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                       14,600              336,676
----------------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                                           4,500              145,440
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                            76,600            1,954,832
                                                                                                  --------------
                                                                                                       7,077,857
                                                                                                  --------------
Total Common Stocks (Cost $1,029,645,008)                                                          1,059,684,780
                                                                                Units
================================================================================================================
Rights, Warrants and Certificates--0.0%
----------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10(1) (Cost $0)                                    31,900                4,785

                                                                                Principal
                                                                                Amount
=================================================================================================================
Repurchase Agreements--3.1%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc.,1.70%, dated 12/31/01, to be repurchased at $33,864,198 on 1/2/02, collateralized by
Federal Home Loan Mtg. Corp., 5.50%-6.50%,12/1/16-12/1/31,
with a value of $28,547,794 and Federal National Mortgage Assn.,
6.50%, 5/1/31, with a value of $6,073,429 (Cost $33,861,000)                    $33,861,000           33,861,000
----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,063,506,008)                                      99.7%       1,093,550,565
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                         0.3            2,940,160
                                                                                -----------       --------------
Net Assets                                                                            100.0%      $1,096,490,725
                                                                                ===========       ==============

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

20             Oppenheimer Main Street Growth & Income Fund/VA

Statement of Assets and Liabilities  December 31, 2001

================================================================================================================
Assets
Investments, at value (cost $1,063,506,008)--see accompanying statement                           $1,093,550,565
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                      15,943
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                       7,154,460
Shares of beneficial interest sold                                                                     1,132,258
Interest and dividends                                                                                 1,069,525
Other                                                                                                      6,700
                                                                                                  --------------
Total assets                                                                                       1,102,929,451
================================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                                  6,009,683
Shares of beneficial interest redeemed                                                                   260,297
Shareholder reports                                                                                       94,639
Distribution and service plan fees                                                                         6,634
Trustees'compensation                                                                                        822
Transfer and shareholder servicing agent fees                                                                137
Other                                                                                                     66,514
                                                                                                  --------------
Total liabilities                                                                                      6,438,726
================================================================================================================
Net Assets                                                                                        $1,096,490,725
                                                                                                  ==============
================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                        $       57,733
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         1,240,366,732
----------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                  7,557,571
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions               (181,535,729)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                              30,044,418
                                                                                                  --------------
Net Assets                                                                                        $1,096,490,725
                                                                                                  ==============
================================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $1,074,945,488 and 56,595,502 shares of
beneficial interest outstanding)                                                                          $18.99
----------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $21,545,237 and 1,137,080 shares of beneficial
interest outstanding)                                                                                     $18.95

See accompanying Notes to Financial Statements.

               Oppenheimer Main Street Growth & Income Fund/VA               21

Statement of Operations For the Year Ended  December 31, 2001

================================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $75,167)                                            $  13,156,369
----------------------------------------------------------------------------------------------------------------
Interest                                                                                               1,923,777
                                                                                                   -------------
Total income                                                                                          15,080,146
================================================================================================================
Expenses
Management fees                                                                                        7,073,905
----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                            15,379
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                      223,415
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                               30,900
----------------------------------------------------------------------------------------------------------------
Trustees'compensation                                                                                     14,022
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                             12,943
----------------------------------------------------------------------------------------------------------------
Other                                                                                                    115,066
                                                                                                   -------------
Total expenses                                                                                         7,485,630
Less reduction to custodian expenses                                                                     (12,943)
                                                                                                   -------------
Net expenses                                                                                           7,472,687
================================================================================================================
Net Investment Income                                                                                  7,607,459
================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                         (145,944,479)
Foreign currency transactions                                                                           (521,744)
                                                                                                   -------------
Net realized gain (loss)                                                                            (146,466,223)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                           27,649,658
Translation of assets and liabilities denominated in foreign currencies                                 (568,143)
                                                                                                   -------------
Net change                                                                                            27,081,515
                                                                                                   -------------
Net realized and unrealized gain (loss)                                                             (119,384,708)
================================================================================================================
Net Decrease in Net Assets Resulting from Operations                                               $(111,777,249)
                                                                                                   =============
See accompanying Notes to Financial Statements.

22             Oppenheimer Main Street Growth & Income Fund/VA

Statements of Changes in Net Assets

                                                                         Year Ended December 31,
                                                                         2001                   2000
===========================================================================================================
Operations
Net investment income (loss)                                             $    7,607,459      $    5,587,981
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                   (146,466,223)        (33,564,078)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                         27,081,515         (63,504,788)
                                                                         --------------      --------------
Net increase (decrease) in net assets resulting from operations            (111,777,249)        (91,480,885)
===========================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                           (5,518,418)         (2,497,726)
Service shares                                                                  (19,362)                  -
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                    -         (32,976,915)
Service shares                                                                        -                   -
===========================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                          181,776,278         581,387,859
Service shares                                                               20,508,172           1,777,939
===========================================================================================================
Net Assets
Total increase                                                               84,969,421         456,210,272
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,011,521,304         555,311,032
                                                                         --------------      --------------
End of period [including undistributed (overdistributed) net
investment income of $7,557,571 and $5,513,216, respectively]            $1,096,490,725      $1,011,521,304
                                                                         ==============      ==============

See accompanying Notes to Financial Statements.

               Oppenheimer Main Street Growth & Income Fund/VA               23

Financial Highlights

                                                   Year Ended December 31,
Non-Service shares                                 2001            2000          1999       1998           1997
===================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $21.26          $24.63      $20.48     $20.58         $16.37
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13             .10         .11        .13            .19
Net realized and unrealized gain (loss)                 (2.29)          (2.14)       4.29        .92           4.91
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          (2.16)          (2.04)       4.40       1.05           5.10
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.11)           (.09)       (.09)      (.05)          (.17)
Distributions from net realized gain                        -           (1.24)       (.16)     (1.10)          (.72)
-------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.11)          (1.33)       (.25)     (1.15)          (.89)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $18.99          $21.26      $24.63     $20.48         $20.58
                                                       ======          ======      ======     ======         ======
===================================================================================================================
Total Return, at Net Asset Value(1)                    (10.16)%         (8.78)%     21.71%      4.70%         32.48%

===================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $1,074,945      $1,009,823    $555,311   $308,353       $155,368
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,028,913      $  809,662    $391,063   $234,306       $ 94,906
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    0.73%           0.69%       0.63%      0.74%          1.15%
Expenses                                                 0.73%           0.73%       0.78%      0.79%(3)       0.83%(3)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    69%             63%        118%        86%            79%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

24             Oppenheimer Main Street Growth & Income Fund/VA

                                                                                   Year Ended December 31,
Service shares                                                                     2001             2000(1)
==========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                $21.24          $24.04
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .14             .02
Net realized and unrealized gain (loss)                                              (2.32)          (2.82)
----------------------------------------------------------------------------------------------------------
Total gain (loss) from investment operations                                         (2.18)          (2.80)
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.11)              -
Distributions from net realized gain                                                     -               -
----------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                                  (.11)              -
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $18.95          $21.24
                                                                                    ======          ======
==========================================================================================================
Total Return, at Net Asset Value(2)                                                 (10.27)%        (11.61)%

==========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                           $21,545          $1,698
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                  $10,306          $  543
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                 0.66%           0.50%
Expenses                                                                              0.88%           0.88%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 69%             63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
(3). Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

               Oppenheimer Main Street Growth & Income Fund/VA               25

Notes to Financial Statements

===============================================================================
1. Significant Accounting Policies

Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

26             Oppenheimer Main Street Growth & Income Fund/VA

================================================================================
1. Significant Accounting Policies (continued)

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                      Expiring
                      ----------------------------------------
                          2008                    $ 28,801,633
                          2009                     140,898,750
                                                  ------------
                         Total                    $169,700,383
                                                  ============

As of December 31, 2001, the Fund had approximately $4,713,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010. Additionally, the Fund had approximately $9,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in undistributed net investment income of $25,324. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

               Oppenheimer Main Street Growth & Income Fund/VA               27

===============================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended December 31, 2001           Year Ended December 31, 2000(1)
                                                 ----------------------------------     ------------------------------------
                                                 Shares           Amount                Shares           Amount
----------------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                             14,383,759       $  283,714,091        27,605,948       $641,709,139
Dividends and/or distributions reinvested           289,225            5,518,418         1,515,363         35,474,641
Redeemed                                         (5,577,498)        (107,456,231)       (4,166,298)       (95,795,921)
                                                 ----------       --------------        ----------        -----------
Net increase (decrease)                           9,095,486       $  181,776,278        24,955,013       $581,387,859
                                                 ==========       ==============        ==========       ============

Service shares
Sold                                              1,070,886       $   20,739,629            79,978       $  1,778,724
Dividends and/or distributions reinvested             1,016               19,362                 -                  -
Redeemed                                            (14,766)            (250,819)              (34)              (785)
                                                 ----------       --------------         ---------       ------------
Net increase (decrease)                           1,057,136       $   20,508,172            79,944       $  1,777,939
                                                 ==========       ==============         =========       ============

1. For the year ended December 31, 2000, for Non-Service shares and for the period from July 13, 2000 (inception of offering) to December 31, 2000, for Service shares.
==============================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $913,390,643 and $683,818,428, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,070,618,566 was:

           Gross unrealized appreciation               $ 93,137,776
           Gross unrealized depreciation                (70,205,777)
                                                       ------------
           Net unrealized appreciation (depreciation)  $ 22,931,999
                                                       ============

28             Oppenheimer Main Street Growth & Income Fund/VA

===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.68%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

               Oppenheimer Main Street Growth & Income Fund/VA               29

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Main Street Growth & Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Growth & Income Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund/VA, results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

30             Oppenheimer Main Street Growth & Income Fund/VA

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends of $0.1107 and $0.1085 per share were paid to Non-Service and Service shareholders, respectively, on March 16, 2001, all of which was designated as ordinary income for federal income tax purposes.
     Dividends paid by the Fund during the fiscal year ended December 31, 2001, which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

               Oppenheimer Main Street Growth & Income Fund/VA               31

Officers and Trustees

=================================================================================================================================
Officers and Trustees                     James C. Swain, Trustee, CEO and Chairman of the Board
                                          John V. Murphy, President and Trustee
                                          William L. Armstrong, Trustee
                                          Robert G. Avis, Trustee
                                          George C. Bowen, Trustee
                                          Edward L. Cameron, Trustee
                                          Jon S. Fossel, Trustee
                                          Sam Freedman, Trustee
                                          C. Howard Kast, Trustee
                                          Robert M. Kirchner, Trustee
                                          F. William Marshall, Jr., Trustee
                                          Charles Albers, Vice President
                                          Nikolaos Monoyios, Vice President
                                          Robert G. Zack, Vice President and Secretary
                                          Brian W. Wixted, Treasurer
                                          Robert J. Bishop, Assistant Treasurer
                                          Scott T. Farrar, Assistant Treasurer
                                          Katherine P. Feld, Assistant Secretary
                                          Kathleen T. Ives, Assistant Secretary
                                          Denis R. Molleur, Assistant Secretary

=================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)    Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,                 Formerly Vice Chairman of OppenheimerFunds, Inc.(the "Manager") (September
Chief Executive Officer and Trustee       1988-January 2,2002); President and a director of Centennial Asset Management
(since 1985). Age: 68                     Corporation, a wholly owned subsidiary of the Manager and Chairman of the Board of
                                          Shareholder Services, Inc., a transfer agent subsidiary of the Manager.
---------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President and Trustee  Chairman, Chief Executive Officer and Director (since June 30,2001) and President (since
(since 2001). Age: 52                     September 2000) of the Manager; President and a trustee of other Oppenheimer funds;
                                          President and a director (since July 2001) of Oppenheimer Acquisition Corp., the
                                          Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of
                                          Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent sub-sidiaries of the Manager; President and a director (since July 2001) of
                                          OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager:OAM
                                          Institutional, Inc. and Centennial Asset Management Corporation (since November 2001),
                                          HarbourView Asset Management Corporation and OFI Private Investments Inc. (since
                                          July 2002); President (since November 2001) and a director (since July 2001) of
                                          Oppenheimer Real Asset Management, Inc., an investment advisor subsidiary of the Manager;
                                          a director (since November 2001) of Trinity Investment Management Corp. and
                                          TremontAdvisers, Inc., investment advisory affiliates of the Manager.
                                               Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                          Insurance Company, the Manager's parent company; a director (since June 1995) of DBL
                                          Acquisition Corporation; formerly Chief Operating Officer (September 2000-June 2001)
                                          of the Manager; President and Trustee (November 1999-November 2001) of MML Series
                                          Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                          Executive Officer and Director (September 1999-August 2000) of MML Bay State Life
                                          Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                          Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive
                                          Vice President, Director and Chief Operating Officer (June 1995-January 1997) of
                                          David L. Babson & Co., Inc., an investment advisor; Chief Operating Officer (March
                                          1993-December 1996) of Concert Capital Management, Inc., an investment advisor.

32             Oppenheimer Main Street Growth & Income Fund/VA

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)   Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Trustee            Chairman of the following private mortgage banking companies:Cherry Creek Mortgage
(since 1999). Age: 64                    Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                         Mortgage Company (since 1993), Transland Financial Services, Inc.(since 1997); Chairman of the following private companies:Great Frontier Insurance (insurance agency) (since
                                         1995) and Ambassador Media Corporation (since 1984); Director of the following public companies:Storage Technology Corporation (computer equipment company) (since
                                         1991), Helmerich & Payne, Inc.(oil and gas drilling/production company) (since 1992),
                                         UNUMProvident (insurance company) (since 1991).
                                              Formerly Director of International Family Entertainment (television channel)
                                         (1992-1997) and Natec Resources, Inc.(air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc.(residential real estate brokerage)
                                         (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly
                                         U.S. Senator (January 1979-January 1991).
---------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                  Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                    (General Partner of private equity funds), formerly (until March 2000) Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until March 1999)
                                         Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                         Inc.(its brokerage company subsidiary); (until March 1999) Chairman of A.G. Edwards
                                         Trust Company and A.G.E. Asset Management (investment advisor); (until March 2000), a director of A.G. Edwards & Sons and A.G. Edwards Trust Company.
---------------------------------------------------------------------------------------------------------------------------------
George C. Bowen, Trustee                 Formerly (until April 1999) Mr. Bowen held the following positions:Senior Vice President
(since 1998). Age: 65                    (from September 1987) and Treasurer (from March 1985) of the Manager; Vice President
                                         (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds Distributor,
                                         Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (since
                                         February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since
                                         December 1991) of Centennial Asset Management Corporation; Vice President (since
                                         October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                         Corporation; President, Treasurer and a director of Centennial Capital Corporation (since
                                         June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
                                         1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of
                                         Shareholder Financial Services, Inc.(since November 1989); Assistant Treasurer of
                                         Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership
                                         Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real
                                         Asset Management, Inc.(since July 1996); Treasurer of OppenheimerFunds International Ltd.
                                         and Oppenheimer Millennium Funds plc (since October 1997).
---------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron, Trustee               Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting
(since 1999). Age: 63                    firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry
                                         Services Group (1994-1998).
---------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990).     Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age: 59                                  director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                         Financial Services, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996).      Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age: 61                                  Services; Chairman, Chief Executive Officer and a director of Shareholder Services, Inc.;
                                         Chairman, Chief Executive Officer and Director of Shareholder Financial Services, Inc.;
                                         Vice President and Director of Oppenheimer Acquisition Corp. and a director of
                                         OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988).    Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age: 80
---------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee              President of The Kirchner Company (management consultants).
(since 1985). Age: 80

               Oppenheimer Main Street Growth & Income Fund/VA               33

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)        Principal Occupation(s) During Past Five Years and Other Directorships Held by
                                              Trustee
-----------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee             Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B.
(since 2000). Age: 59                         (formerly SIS Bank); President, Chief Executive Officer and Director of SIS
                                              Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for Savings)
                                              (1993-1999); Executive Vice President (until 1999) of Peoples Heritage Financial
                                              Group, Inc.; Chairman and Chief Executive Office of Bank of Ireland First Holdings,
                                              Inc. and First New Hampshire Banks (1990-1993); Trustee (since 1996) of MassMutual
                                              Institutional Funds and of MML Series Investment Fund (open-end investment companies).
-----------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and Portfolio  Senior Vice President (since April 1998) of the Manager; a Certified Financial
Manager of Oppenheimer Main Street(R)         Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a
Small Cap Fund/VA and Main Street(R)          vice president and portfolio manager for Guardian Investor Services, the investment
Growth & Income Fund/VA                       management subsidiary of The Guardian Life Insurance Company (1972-April 1998).
(since 1999). Age:61
-----------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and         Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer              manager of other Oppenheimer funds, prior to joining the Manager in April 1995,
Aggressive Growth Fund/VA                     he was a vice president and senior portfolio manager at First of America Investment
(since 1998). Age: 51                         Corp. (September 1986-April 1995).
-----------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and              Vice President of the Manager (since October 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer              Management Corporation (since July 1994); an officer and portfolio manager of other
Multiple Strategies Fund/VA                   Oppenheimer funds.
(since 2001). Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and           Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer              Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA (since 1998).                    Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
Age: 44                                       Prudential Global Advisors (June 1989-June 1998).
-----------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and            Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer              other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA                   the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age: 36                         was a portfolio manager and research associate for Amas Securities, Inc.(February
                                              1990-February 1994).
-----------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and         Vice President of the Manager (since April 1998); an officer and portfolio manager of
Portfolio Manager of Oppenheimer              other Oppenheimer funds; a Certified Financial Analyst; formerly a vice president and
Main Street(R) Growth & Income Fund/VA        portfolio manager for Guardian Investor Services, the investment management
(since 1999). Age: 52                         subsidiary of The Guardian Life Insurance Company (1979-March 1998).
-----------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President and Portfolio  Senior Vice President of the Manager (since May 1998) and of HarbourView Asset
Manager of Oppenheimer Bond Fund/VA,          Management Corporation (since April 1999); an officer and portfolio manager of other
High Income Fund/VA, Multiple Strategies      Oppenheimer funds; formerly Vice President of the Manager (July 1988-May 1998).
Fund/VA and Strategic Bond Fund/VA
(since 1990). Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and               Vice President of the Manager (since October 1995); an officer and portfolio manager
Portfolio Manager of Oppenheimer              of another Oppenheimer fund; before joining the Manager in May 1994, she was a
Capital Appreciation Fund/VA                  portfolio manager and equity research analyst for Chemical Bank (June 1989-May 1994).
(since 1994). Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and           Vice President of the Manager (since June 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer              Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
High Income Fund/VA                           funds.
(since 1998). Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President and     Senior Vice President (since October 1995) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer Multiple     manager of another Oppenheimer fund; formerly a vice president of the Manager
Strategies Fund/VA (since 1991). Age: 53      (June 1990-October 1995).

34             Oppenheimer Main Street Growth & Income Fund/VA

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)       Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President and      Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer Strategic   Management Corporation (since March 2000); an officer and portfolio manager of other
Bond Fund/VA (since 1993). Age: 43           Oppenheimer funds.
-----------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President and Portfolio  Vice President of the Manager (since December 2000); Assistant Vice President of the
Manager of Oppenheimer Multiple              Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Strategies Fund/VA (since 2001). Age: 35     portfolio manager at Neuberger Berman (November 1994-November 1997).
-----------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President and      Vice President and Portfolio Manager of the Manager since March 26,2001; Portfolio
Portfolio Manager of Oppenheimer             Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice
Aggressive Growth Fund/VA                    President and Associate Portfolio Manager of the Manager (August 1999-May 2000);
(since 2001). Age: 34                        Securities Analyst for the Manager (October 1996-August 1999); and a securities analyst with First of America Investment Company (May 1994-October 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President and Portfolio    Vice President of the Manager (since July 2001); an officer and portfolio manager of
Manager of Oppenheimer Money Fund/VA         other Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst
(since 2001). Age: 37                        of the Manager (February 2000-June 2001). Prior to joining the Manager in February
                                             2000, he was Associate Director, Structured Finance, Fitch IBCA Inc.(April 1998
                                             -February 2000); News Director, Fitch Investors Service (September 1996-April 1998);
                                             and Senior Budget Analyst, City of New York, Office of Management & Budget
                                             (February 1990-September 1996).
-----------------------------------------------------------------------------------------------------------------------------------
William L. Wilby, Vice President and         Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Portfolio Manager of Oppenheimer             Management Corporation (since May 1999); Senior Investment Officer, Director of
Global Securities Fund/VA (since 1995).      International Equities (since May 2000) of the Manager; an officer and portfolio
Age: 57                                      manager of another Oppenheimer fund; formerly Vice President of the Manager (October
                                             1991-July 1994) and of HarbourView Asset Management Corporation (June 1992-May 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and Portfolio  Senior Vice President of the Manager; an officer and portfolio manager of other
Manager of Oppenheimer Money Fund/VA         Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
(since 1998). Age: 50
-----------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and           Assistant Vice President (since May 1998) of the Manager; a Chartered Financial
Portfolio Manager of Oppenheimer             Analyst; an officer and portfolio manager of other Oppenheimer funds. Prior to joining
Main Street Small Cap Fund/VA                the Manager in May 1998 he was President of Waterside Capital Management, a registered
(since 2001). Age: 31                        investment advisor (August 1995-April 1998) and a financial research analyst for Elder
                                             Research (June 1997-April 1998).
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and           Senior Vice President (since May 1985) and Acting General Counsel (since November
Secretary (since 2001). Age: 53              2001) of the Manager; Assistant Secretary of Shareholder Services, Inc.(since May
                                             1985), Share-holder Financial Services, Inc.(since November 1989); OppenheimerFunds
                                             International Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other Oppenheimer funds. Formerly Associate General Counsel (May
                                             1981-November 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                             Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999). Age: 42              (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services,
                                             Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services,
                                             Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc.
                                             (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer
                                             Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since
                                             May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of
                                             Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly
                                             Principal and Chief Operating Officer, Bankers Trust Company--Mutual Fund Services
                                             Division (March 1995-March 1999); Vice President and Chief Financial Officer of CS
                                             First Boston Investment Management Corp.(September 1991-March 1995).
-----------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer        Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age: 43                        other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                             Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.

               Oppenheimer Main Street Growth & Income Fund/VA               35

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)   Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer     Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                    Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                         Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                         Accounting (April 1994-May 1996), and a fund controller of the Manager.
-----------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary   Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age: 43                    OppenheimerFunds Distributor, Inc.(since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990-
                                         July 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary    Vice President and Assistant Counsel of the Manager (since June 1998); an officer of other
(since 2001). Age: 36                    Oppenheimer funds; formerly an assistant vice president and assistant counsel of the
                                         Manager (August 1994-August 1997).
-----------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary    Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
(since 2001). Age: 44                    Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                         (September 1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall (36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

36             Oppenheimer Main Street Growth & Income Fund/VA

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

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

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

Oppenheimer Main Street(R) Growth & Income Fund/VA
A Series of Oppenheimer Varibale Account Funds

===============================================================================
Investment Advisor                        OppenheimerFunds, Inc.

===============================================================================
Distributor                               OppenheimerFunds Distributor, Inc.

===============================================================================
Transfer Agent                            OppenheimerFunds Services

===============================================================================
Custodian of Portfolio Securities         The Bank of New York

===============================================================================
Independent Auditors                      Deloitte & Touche LLP

===============================================================================
Legal Counsel                             Myer, Swanson, Adams & Wolf, P.C.

                                          For more complete information about
                                          Oppenheimer Main Street Growth &
                                          Income Fund/VA, please refer to the
                                          Prospectus. To obtain a copy, call
                                          your financial advisor, or call
                                          OppenheimerFunds, Inc. at
                                          1.800.981.2871.

                                                   [logo]OppenheimerFunds(R)
                                                         Distributor, Inc.

(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.